Commitments and Contingencies (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2021	Feb. 01, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Purchase price of founder shares			$ 57,500,000			$ 57,500,000
Underwriting fee		$ 1,000,000				(1,150,000)
Proceeds from Issuance Initial Public Offering	$ 2,012,500			$ 0	$ 56,350,000	$ 56,350,000
Gross proceeds percentage	3.50%	3.50%
Percentage of aggregate gross spread or fees from any and all such financings		25.00%
Loss contingency, damages sought, value				0
Loss contingency				$ 0
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase units (in Shares)	750,000	750,000
Proceeds from Issuance Initial Public Offering	$ 7,500,000
Underwriter (and/or its designees) [Member]
Commitments and Contingencies (Details) [Line Items]
Representative Shares issued price per share (in Dollars per share)		$ 0.0001
Purchase price of founder shares		$ 2,000
Underwriter (and/or its designees) [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares issue (in Shares)		100,000
Representative Shares issued price per share (in Dollars per share)		$ 0.0001
Purchase price of founder shares		$ 2,000